Acquisition of 39PU (Tables)	6 Months Ended
Dec. 31, 2020
Asset Acquisition [Abstract]
Schedule of fair value of assets acquired and liabilities
Fair value
Net tangible assets	$3,509,468
Goodwill	7,863,081
Foreign exchange adjustments	102,867
Less: Noncontrolling interests	(5,675,416)
Total purchase consideration	$5,800,000